Shareholders' equity (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net (loss) income for the year attributable to NEXA's shareholders	$ 132,626	$ (205,030)	$ (291,968)
Weighted average number of outstanding shares, basic	132,439	132,439	132,439
Weighted average number of outstanding shares, diluted	132,439	132,439	132,439
Earning (losses) per share, basic	$ 1.00	$ (1.55)	$ (2.20)
Earning (losses) per share, diluted	$ 1.00	$ (1.55)	$ (2.20)